JPMorgan Short Duration Core Plus ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS — 39.9%
Aerospace & Defense — 0.7%
Boeing Co. (The)
4.88%, 5/1/2025	570,000	624,717
2.20%, 2/4/2026	125,000	124,743
Bombardier, Inc. (Canada) 6.00%, 2/15/2028 (a)	55,000	54,587
BWX Technologies, Inc.
4.13%, 6/30/2028 (a)	45,000	45,000
4.13%, 4/15/2029 (a)	60,000	59,980
Howmet Aerospace, Inc. 5.90%, 2/1/2027	50,000	56,200
Moog, Inc. 4.25%, 12/15/2027 (a)	25,000	25,392
Spirit AeroSystems, Inc. 7.50%, 4/15/2025 (a)	70,000	73,237
TransDigm, Inc. 6.25%, 3/15/2026 (a)	60,000	62,250
Triumph Group, Inc. 8.88%, 6/1/2024 (a)	50,000	54,750

		1,180,856

Airlines — 0.1%
American Airlines, Inc.
5.50%, 4/20/2026 (a)	12,000	12,255
5.75%, 4/20/2029 (a)	54,750	57,098
Delta Air Lines, Inc. 4.75%, 10/20/2028 (a)	70,000	76,701
United Airlines, Inc. 4.38%, 4/15/2026 (a)	53,000	53,211

		199,265

Auto Components — 0.3%
Allison Transmission, Inc. 5.88%, 6/1/2029 (a)	40,000	42,742
American Axle & Manufacturing, Inc.
6.50%, 4/1/2027 (b)	50,000	51,844
5.00%, 10/1/2029 (b)	30,000	28,462
Clarios Global LP
6.75%, 5/15/2025 (a)	60,000	62,625
6.25%, 5/15/2026 (a)	36,000	37,412
Dana, Inc. 5.38%, 11/15/2027	50,000	52,187
Goodyear Tire & Rubber Co. (The) 5.25%, 4/30/2031	124,000	130,758
Icahn Enterprises LP 5.25%, 5/15/2027	90,000	91,289

		497,319

Automobiles — 1.0%
BMW US Capital LLC (Germany) 3.90%, 4/9/2025 (a)	150,000	161,861

Investments	Principal Amount ($)	Value ($)
Hyundai Capital America
4.13%, 6/8/2023 (a)	150,000	156,643
2.65%, 2/10/2025 (a)	250,000	257,544
1.80%, 10/15/2025 (a)	200,000	199,714
Nissan Motor Acceptance Co. LLC 1.85%, 9/16/2026 (a)	255,000	247,593
Nissan Motor Co. Ltd. (Japan) 3.52%, 9/17/2025 (a)	200,000	209,655
Stellantis Finance US, Inc. 1.71%, 1/29/2027 (a)	210,000	206,025
Volkswagen Group of America Finance LLC (Germany) 3.35%, 5/13/2025 (a)	200,000	210,939

		1,649,974

Banks — 11.2%
ABN AMRO Bank NV (Netherlands) 4.75%, 7/28/2025 (a)	400,000	437,124
AIB Group plc (Ireland) (ICE LIBOR USD 3 Month + 1.87%), 4.26%, 4/10/2025 (a)(c)	200,000	211,665
Australia & New Zealand Banking Group Ltd. (Australia)
4.40%, 5/19/2026 (a)	250,000	274,065
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.29%), 2.95%, 7/22/2030 (a)(c)	200,000	205,363
Banco Continental SAECA (Paraguay) 2.75%, 12/10/2025 (a)	150,000	148,125
Banco Santander SA (Spain)
2.75%, 5/28/2025	400,000	413,720
5.18%, 11/19/2025	200,000	222,996
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (c)	200,000	196,266
Bank of America Corp.
(ICE LIBOR USD 3 Month + 0.94%), 3.86%, 7/23/2024 (c)	200,000	208,915
(ICE LIBOR USD 3 Month + 0.64%), 2.01%, 2/13/2026 (c)	585,000	592,693
(SOFR + 0.96%), 1.73%, 7/22/2027 (c)	230,000	227,922
Bank of Ireland Group plc (Ireland) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (a)(c)	245,000	241,898
Banque Centrale de Tunisie International Bond (Tunisia) 5.75%, 1/30/2025 (d)	200,000	150,500
Barclays plc (United Kingdom) (ICE LIBOR USD 3 Month + 1.40%), 4.61%, 2/15/2023 (c)	200,000	201,547

JPMorgan Short Duration Core Plus ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
(ICE LIBOR USD 3 Month + 1.61%), 3.93%, 5/7/2025 (c)	600,000	633,607
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 2.28%, 11/24/2027 (c)	320,000	320,385
BNP Paribas SA (France)
(ICE LIBOR USD 3 Month + 2.24%), 4.70%, 1/10/2025 (a)(c)	515,000	550,849
4.38%, 9/28/2025 (a)	200,000	217,093
CIT Group, Inc. 6.13%, 3/9/2028	35,000	41,300
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 0.90%), 3.35%, 4/24/2025 (c)	620,000	649,144
(SOFR + 0.67%), 0.98%, 5/1/2025 (c)	85,000	84,435
(SOFR + 2.84%), 3.11%, 4/8/2026 (c)	200,000	209,658
(SOFR + 0.77%), 1.12%, 1/28/2027 (c)	85,000	82,526
Citizens Bank NA 2.25%, 4/28/2025	250,000	256,850
Credit Agricole SA (France)
4.38%, 3/17/2025 (a)	775,000	835,620
(SOFR + 1.68%), 1.91%, 6/16/2026 (a)(c)	250,000	251,126
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.03%), 1.17%, 12/8/2023 (a)(c)	200,000	200,088
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.55%), 0.98%, 9/10/2025 (a)(c)	305,000	300,836
Federation des Caisses Desjardins du Quebec (Canada) 2.05%, 2/10/2025 (a)	200,000	203,751
HSBC Holdings plc (United Kingdom)
4.25%, 3/14/2024	371,000	393,464
(ICE LIBOR USD 3 Month + 0.99%), 3.95%, 5/18/2024 (c)	200,000	208,020
(SOFR + 0.53%), 0.73%, 8/17/2024 (c)	270,000	268,076
(ICE LIBOR USD 3 Month + 1.21%), 3.80%, 3/11/2025 (c)	250,000	263,219
(SOFR + 1.54%), 1.64%, 4/18/2026 (c)	200,000	199,079
(SOFR + 1.10%), 2.25%, 11/22/2027 (c)	385,000	385,888

Investments	Principal Amount ($)	Value ($)
ING Groep NV (Netherlands) (SOFR + 1.01%), 1.73%, 4/1/2027 (c)	200,000	199,167
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 2.44%, 2/5/2026 (c)	200,000	205,439
4.65%, 3/24/2026	300,000	331,144
Mitsubishi UFJ Financial Group, Inc. (Japan)
2.19%, 2/25/2025	200,000	205,077
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.54%, 7/20/2027 (c)	200,000	197,100
Mizuho Financial Group Cayman 3 Ltd. (Japan) 4.60%, 3/27/2024 (a)	690,000	736,237
Mizuho Financial Group, Inc. (Japan)
(SOFR + 1.25%), 1.24%, 7/10/2024 (c)	200,000	200,835
(SOFR + 1.24%), 2.84%, 7/16/2025 (c)	200,000	207,458
4.35%, 10/20/2025 (a)	200,000	217,180
NatWest Group plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.48%), 3.50%, 5/15/2023 (c)	200,000	202,375
(ICE LIBOR USD 3 Month + 1.55%), 4.52%, 6/25/2024 (c)	200,000	210,473
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.64%, 6/14/2027 (c)	210,000	206,858
Santander UK Group Holdings plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.08%), 3.37%, 1/5/2024 (c)	200,000	205,153
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 1.53%, 8/21/2026 (c)	955,000	942,728
Societe Generale SA (France)
3.88%, 3/28/2024 (a)	200,000	211,583
4.25%, 4/14/2025 (a)	770,000	820,176
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.49%, 12/14/2026 (a)(c)	200,000	195,457
Standard Chartered plc (United Kingdom) 5.20%, 1/26/2024 (a)	350,000	374,542

JPMorgan Short Duration Core Plus ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
(ICE LIBOR USD 3 Month + 1.08%), 3.89%, 3/15/2024 (a)(c)	200,000	206,723
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.78%), 0.99%, 1/12/2025 (a)(c)	250,000	247,390
(ICE LIBOR USD 3 Month + 1.21%), 2.82%, 1/30/2026 (a)(c)	200,000	205,338
Sumitomo Mitsui Financial Group, Inc. (Japan)
4.44%, 4/2/2024 (a)	400,000	426,545
2.35%, 1/15/2025	200,000	204,900
Sumitomo Mitsui Trust Bank Ltd. (Japan) 0.85%, 3/25/2024 (a)	200,000	198,811
UniCredit SpA (Italy) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (a)(c)	200,000	195,201
Wells Fargo & Co. (ICE LIBOR USD 3 Month + 0.75%), 2.16%, 2/11/2026 (c)	150,000	153,058
Westpac Banking Corp. (Australia) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.35%), 2.89%, 2/4/2030 (c)	150,000	153,543

		18,148,304

Beverages — 0.2%
Constellation Brands, Inc. 4.25%, 5/1/2023	150,000	157,036
Keurig Dr Pepper, Inc. 0.75%, 3/15/2024	85,000	84,120

		241,156

Biotechnology — 0.2%
Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (a)	80,000	75,976
Grifols Escrow Issuer SA (Spain) 4.75%, 10/15/2028 (a)	200,000	198,000

		273,976

Building Products — 0.2%
Builders FirstSource, Inc.
6.75%, 6/1/2027 (a)	21,000	22,103
4.25%, 2/1/2032 (a)	35,000	35,152
Griffon Corp. 5.75%, 3/1/2028	50,000	51,531
PGT Innovations, Inc. 4.38%, 10/1/2029 (a)	55,000	54,519
Standard Industries, Inc. 4.75%, 1/15/2028 (a)	90,000	90,675

Investments	Principal Amount ($)	Value ($)
Summit Materials LLC 5.25%, 1/15/2029 (a)	35,000	36,428

		290,408

Capital Markets — 3.5%
Coinbase Global, Inc.
3.38%, 10/1/2028 (a)	8,000	7,520
3.63%, 10/1/2031 (a)	8,000	7,420
Credit Suisse Group AG (Switzerland)
3.80%, 6/9/2023	380,000	395,841
(SOFR + 1.56%), 2.59%, 9/11/2025 (a)(c)	250,000	255,629
(SOFR + 2.04%), 2.19%, 6/5/2026 (a)(c)	250,000	252,343
Deutsche Bank AG (Germany)
(SOFR + 2.16%), 2.22%, 9/18/2024 (c)	150,000	152,132
1.69%, 3/19/2026	150,000	149,666
(SOFR + 1.22%), 2.31%, 11/16/2027 (c)	320,000	319,458
Goldman Sachs Group, Inc. (The)
Series VAR, (SOFR + 0.54%), 0.63%, 11/17/2023 (c)	500,000	498,704
(SOFR + 0.57%), 0.67%, 3/8/2024 (c)	200,000	199,260
3.50%, 1/23/2025	200,000	211,517
3.50%, 4/1/2025	100,000	106,038
(SOFR + 0.91%), 1.95%, 10/21/2027 (c)	385,000	384,107
Macquarie Bank Ltd. (Australia) 2.30%, 1/22/2025 (a)	150,000	154,419
Macquarie Group Ltd. (Australia)
(ICE LIBOR USD 3 Month + 1.02%), 3.19%, 11/28/2023 (a)(c)	500,000	511,772
(SOFR + 0.91%), 1.63%, 9/23/2027 (a)(c)	140,000	137,583
Morgan Stanley
(SOFR + 0.62%), 0.73%, 4/5/2024 (c)	160,000	159,592
(ICE LIBOR USD 3 Month + 0.85%), 3.74%, 4/24/2024 (c)	200,000	207,510
(SOFR + 1.99%), 2.19%, 4/28/2026 (c)	150,000	153,042
(SOFR + 0.86%), 1.51%, 7/20/2027 (c)	335,000	328,591
MSCI, Inc. 4.00%, 11/15/2029 (a)	35,000	36,269
Nomura Holdings, Inc. (Japan)
1.85%, 7/16/2025	200,000	200,870
1.65%, 7/14/2026	200,000	196,771

JPMorgan Short Duration Core Plus ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
UBS Group AG (Switzerland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.83%), 1.01%, 7/30/2024 (a)(c)	400,000	399,755
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.49%, 8/10/2027 (a)(c)	270,000	264,087

		5,689,896

Chemicals — 0.6%
Axalta Coating Systems LLC 4.75%, 6/15/2027 (a)	150,000	155,018
Braskem Netherlands Finance BV (Brazil) 4.50%, 1/31/2030 (d)	200,000	200,160
Celanese US Holdings LLC 1.40%, 8/5/2026	75,000	73,130
Chemours Co. (The)
5.38%, 5/15/2027	30,000	31,356
5.75%, 11/15/2028 (a)	40,000	41,000
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	70,000	69,300
INEOS Quattro Finance 2 plc (United Kingdom) 3.38%, 1/15/2026 (a)	200,000	199,000
NOVA Chemicals Corp. (Canada)
5.00%, 5/1/2025 (a)	35,000	36,662
4.25%, 5/15/2029 (a)	75,000	73,500
Olin Corp. 5.63%, 8/1/2029	30,000	32,356
Scotts Miracle-Gro Co. (The) 4.50%, 10/15/2029	40,000	41,300

		952,782

Commercial Services & Supplies — 0.5%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	35,000	34,212
Allied Universal Holdco LLC 6.63%, 7/15/2026 (a)	35,000	35,970
Aramark Services, Inc. 5.00%, 2/1/2028 (a)	65,000	65,325
Brink’s Co. (The) 4.63%, 10/15/2027 (a)	35,000	35,700
Garda World Security Corp. (Canada) 4.63%, 2/15/2027 (a)	60,000	58,650
GFL Environmental, Inc. (Canada)
3.75%, 8/1/2025 (a)	55,000	55,687
4.00%, 8/1/2028 (a)	45,000	43,654
3.50%, 9/1/2028 (a)	25,000	24,221
Madison IAQ LLC 4.13%, 6/30/2028 (a)	140,000	135,450
Nielsen Finance LLC 5.63%, 10/1/2028 (a)	55,000	56,143

Investments	Principal Amount ($)	Value ($)
Prime Security Services Borrower LLC
5.75%, 4/15/2026 (a)	100,000	105,750
3.38%, 8/31/2027 (a)	45,000	42,581
Stericycle, Inc. 3.88%, 1/15/2029 (a)	60,000	58,500

		751,843

Communications Equipment — 0.1%
CommScope, Inc.
6.00%, 3/1/2026 (a)	65,000	66,491
4.75%, 9/1/2029 (a)	105,000	101,588
Plantronics, Inc. 4.75%, 3/1/2029 (a)	35,000	31,527

		199,606

Construction & Engineering — 0.1%
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	50,000	50,341
MasTec, Inc. 4.50%, 8/15/2028 (a)	45,000	46,350
Weekley Homes LLC 4.88%, 9/15/2028 (a)	65,000	66,906

		163,597

Consumer Finance — 2.5%
AerCap Ireland Capital DAC (Ireland)
4.88%, 1/16/2024	450,000	480,838
2.88%, 8/14/2024	200,000	206,435
2.45%, 10/29/2026	490,000	491,233
Avolon Holdings Funding Ltd. (Ireland)
5.25%, 5/15/2024 (a)	450,000	484,254
5.50%, 1/15/2026 (a)	125,000	138,742
Capital One Financial Corp.
3.20%, 2/5/2025	150,000	157,768
(SOFR + 0.86%), 1.88%, 11/2/2027 (c)	330,000	328,164
Ford Motor Credit Co. LLC 4.27%, 1/9/2027	425,000	449,263
General Motors Financial Co., Inc.
1.05%, 3/8/2024	75,000	74,518
3.95%, 4/13/2024	400,000	421,624
4.00%, 1/15/2025	150,000	159,710
Navient Corp. 7.25%, 9/25/2023	35,000	37,625
OneMain Finance Corp.
7.13%, 3/15/2026	75,000	84,297
6.63%, 1/15/2028	25,000	27,692
5.38%, 11/15/2029	25,000	26,309
Park Aerospace Holdings Ltd. (Ireland)
4.50%, 3/15/2023 (a)	350,000	363,057
5.50%, 2/15/2024 (a)	150,000	161,529

		4,093,058

Containers & Packaging — 0.4%
Ardagh Packaging Finance plc 4.13%, 8/15/2026 (a)	200,000	202,262

JPMorgan Short Duration Core Plus ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Ball Corp. 4.88%, 3/15/2026	35,000	38,087
Graphic Packaging International LLC 1.51%, 4/15/2026 (a)	70,000	68,928
Greif, Inc. 6.50%, 3/1/2027 (a)	60,000	62,322
LABL, Inc. 6.75%, 7/15/2026 (a)	40,000	41,000
Mauser Packaging Solutions Holding Co. 5.50%, 4/15/2024 (a)	110,000	110,100
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a)	70,000	73,238
Pactiv Evergreen Group Issuer, Inc. 4.00%, 10/15/2027 (a)	55,000	52,800
Sealed Air Corp. 4.00%, 12/1/2027 (a)	30,000	30,900

		679,637

Diversified Consumer Services — 0.0% (e)
Service Corp. International 5.13%, 6/1/2029	45,000	47,925

Diversified Financial Services — 0.3%
Element Fleet Management Corp. (Canada)
1.60%, 4/6/2024 (a)	145,000	145,684
3.85%, 6/15/2025 (a)	200,000	213,819
Sabre GLBL, Inc. 9.25%, 4/15/2025 (a)	50,000	55,625

		415,128

Diversified Telecommunication Services — 1.2%
Altice France Holding SA (Luxembourg) 6.00%, 2/15/2028 (a)	200,000	186,750
Altice France SA (France) 5.13%, 7/15/2029 (a)	200,000	190,076
CCO Holdings LLC
5.00%, 2/1/2028 (a)	245,000	252,350
4.75%, 3/1/2030 (a)	285,000	292,020
4.50%, 5/1/2032	165,000	164,320
Frontier Communications Holdings LLC 5.88%, 10/15/2027 (a)	85,000	87,777
Level 3 Financing, Inc. 4.63%, 9/15/2027 (a)	70,000	70,910
Lumen Technologies, Inc. 4.00%, 2/15/2027 (a)	260,000	259,093
NBN Co. Ltd. (Australia) 1.45%, 5/5/2026 (a)	200,000	197,049
Sprint Capital Corp. 8.75%, 3/15/2032	75,000	110,880

Investments	Principal Amount ($)	Value ($)
Switch Ltd. 4.13%, 6/15/2029 (a)	55,000	55,249
Telecom Italia Capital SA (Italy) 6.38%, 11/15/2033	35,000	36,400
Zayo Group Holdings, Inc. 4.00%, 3/1/2027 (a)	45,000	42,862

		1,945,736

Electric Utilities — 1.0%
Enel Finance International NV (Italy) 1.38%, 7/12/2026 (a)	200,000	195,872
Eskom Holdings SOC Ltd. (South Africa) 6.75%, 8/6/2023 (d)	200,000	204,250
NextEra Energy Capital Holdings, Inc. 0.65%, 3/1/2023	115,000	114,853
NRG Energy, Inc.
3.75%, 6/15/2024 (a)	200,000	208,886
6.63%, 1/15/2027	34,000	35,147
5.25%, 6/15/2029 (a)	30,000	31,098
Pacific Gas and Electric Co. 1.37%, 3/10/2023	130,000	129,273
PG&E Corp. 5.00%, 7/1/2028	63,000	64,890
Southern California Edison Co. 1.10%, 4/1/2024	150,000	149,778
Vistra Operations Co. LLC
3.55%, 7/15/2024 (a)	350,000	362,846
5.50%, 9/1/2026 (a)	45,000	46,104
5.00%, 7/31/2027 (a)	70,000	70,739
4.38%, 5/1/2029 (a)	29,000	28,453

		1,642,189

Electrical Equipment — 0.0% (e)
EnerSys 4.38%, 12/15/2027 (a)	25,000	25,750

Electronic Equipment, Instruments & Components — 0.1%
CDW LLC 4.25%, 4/1/2028	35,000	35,959
Sensata Technologies, Inc. 4.38%, 2/15/2030 (a)	40,000	41,488

		77,447

Energy Equipment & Services — 0.0% (e)
Oceaneering International, Inc. 4.65%, 11/15/2024	25,000	25,375

Entertainment — 0.3%
Cinemark USA, Inc.
5.88%, 3/15/2026 (a)	35,000	34,579
5.25%, 7/15/2028 (a)	30,000	28,425
Live Nation Entertainment, Inc. 4.75%, 10/15/2027 (a)	95,000	95,000
Netflix, Inc. 4.88%, 6/15/2030 (a)	195,000	225,810

JPMorgan Short Duration Core Plus ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
WMG Acquisition Corp. 3.88%, 7/15/2030 (a)	60,000	60,150

		443,964

Equity Real Estate Investment Trusts (REITs) — 0.6%
American Tower Corp. 2.40%, 3/15/2025	150,000	153,662
Corporate Office Properties LP 2.00%, 1/15/2029	140,000	135,503
Iron Mountain, Inc. 4.88%, 9/15/2027 (a)	75,000	76,070
MGM Growth Properties Operating Partnership LP 5.63%, 5/1/2024	50,000	53,471
Office Properties Income Trust
2.65%, 6/15/2026	150,000	149,439
2.40%, 2/1/2027	200,000	194,544
RHP Hotel Properties LP 4.75%, 10/15/2027	75,000	75,188
SBA Communications Corp. 3.13%, 2/1/2029 (a)	45,000	42,750
VICI Properties LP 3.50%, 2/15/2025 (a)	65,000	65,709

		946,336

Food & Staples Retailing — 0.3%
Albertsons Cos., Inc.
4.63%, 1/15/2027 (a)	190,000	196,964
3.50%, 3/15/2029 (a)	65,000	64,418
Performance Food Group, Inc. 5.50%, 10/15/2027 (a)	50,000	51,500
Rite Aid Corp. 8.00%, 11/15/2026 (a)	95,000	94,445

		407,327

Food Products — 0.2%
Lamb Weston Holdings, Inc. 4.88%, 5/15/2028 (a)	50,000	53,062
Post Holdings, Inc.
5.63%, 1/15/2028 (a)	75,000	77,198
4.63%, 4/15/2030 (a)	35,000	34,563
Viterra Finance BV (Netherlands) 2.00%, 4/21/2026 (a)	200,000	199,514

		364,337

Gas Utilities — 0.2%
AmeriGas Partners LP 5.88%, 8/20/2026	55,000	60,019
CenterPoint Energy Resources Corp. 0.70%, 3/2/2023	250,000	249,246

		309,265

Health Care Equipment & Supplies — 0.4%
Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	60,000	61,962
Hill-Rom Holdings, Inc. 4.38%, 9/15/2027 (a)	40,000	41,494
Hologic, Inc. 3.25%, 2/15/2029 (a)	85,000	83,406

Investments	Principal Amount ($)	Value ($)
Mozart Debt Merger Sub, Inc. 5.25%, 10/1/2029 (a)	30,000	29,962
Zimmer Biomet Holdings, Inc. 1.45%, 11/22/2024	385,000	385,021

		601,845

Health Care Providers & Services — 1.0%
Acadia Healthcare Co., Inc. 5.50%, 7/1/2028 (a)	65,000	67,678
AdaptHealth LLC 4.63%, 8/1/2029 (a)	60,000	58,789
Centene Corp. 4.63%, 12/15/2029	265,000	283,550
Community Health Systems, Inc.
6.00%, 1/15/2029 (a)	75,000	78,000
4.75%, 2/15/2031 (a)	85,000	83,725
CVS Health Corp. 4.10%, 3/25/2025	150,000	162,136
DaVita, Inc. 4.63%, 6/1/2030 (a)	75,000	74,062
Encompass Health Corp. 4.75%, 2/1/2030	135,000	135,844
HCA, Inc.
5.38%, 9/1/2026	175,000	195,291
5.63%, 9/1/2028	65,000	75,116
Highmark, Inc. 1.45%, 5/10/2026 (a)	130,000	127,824
Tenet Healthcare Corp.
5.13%, 11/1/2027 (a)	155,000	159,159
4.25%, 6/1/2029 (a)	175,000	173,250

		1,674,424

Hotels, Restaurants & Leisure — 0.9%
1011778 BC ULC (Canada) 3.88%, 1/15/2028 (a)	65,000	64,175
Boyd Gaming Corp. 8.63%, 6/1/2025 (a)	13,000	13,910
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	40,000	40,300
Caesars Entertainment, Inc. 6.25%, 7/1/2025 (a)	60,000	62,387
Caesars Resort Collection LLC 5.75%, 7/1/2025 (a)	45,000	46,741
Carnival Corp. 9.88%, 8/1/2027 (a)	100,000	112,559
Cedar Fair LP
5.50%, 5/1/2025 (a)	30,000	30,983
5.38%, 4/15/2027	30,000	30,525
Gohl Capital Ltd. (Malaysia) 4.25%, 1/24/2027 (d)	200,000	207,500
Hilton Domestic Operating Co., Inc. 4.88%, 1/15/2030	80,000	84,000
Hilton Worldwide Finance LLC 4.88%, 4/1/2027	50,000	51,313

JPMorgan Short Duration Core Plus ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
International Game Technology plc 6.25%, 1/15/2027 (a)	200,000	220,000
Marriott Ownership Resorts, Inc. 4.50%, 6/15/2029 (a)	55,000	53,995
MGM Resorts International 5.50%, 4/15/2027	110,000	114,609
Royal Caribbean Cruises Ltd. 9.13%, 6/15/2023 (a)	50,000	53,033
Scientific Games International, Inc. 5.00%, 10/15/2025 (a)	45,000	46,181
Six Flags Entertainment Corp. 4.88%, 7/31/2024 (a)	55,000	55,409
Vail Resorts, Inc. 6.25%, 5/15/2025 (a)	35,000	36,575
Wynn Resorts Finance LLC 7.75%, 4/15/2025 (a)	90,000	93,782
Yum! Brands, Inc.
7.75%, 4/1/2025 (a)	30,000	31,622
4.75%, 1/15/2030 (a)	30,000	31,631
4.63%, 1/31/2032	8,000	8,176

		1,489,406

Household Durables — 0.3%
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (a)	60,000	62,625
Lennar Corp. 4.75%, 5/30/2025	150,000	164,569
Newell Brands, Inc. 4.70%, 4/1/2026 (f)	40,000	42,842
PulteGroup, Inc. 5.50%, 3/1/2026	150,000	170,932
Tempur Sealy International, Inc. 4.00%, 4/15/2029 (a)	60,000	59,561

		500,529

Household Products — 0.1%
Central Garden & Pet Co.
4.13%, 10/15/2030	35,000	34,974
4.13%, 4/30/2031 (a)	35,000	35,088
Energizer Holdings, Inc.
4.75%, 6/15/2028 (a)	45,000	44,377
4.38%, 3/31/2029 (a)	50,000	47,438
Spectrum Brands, Inc. 5.00%, 10/1/2029 (a)	50,000	52,631

		214,508

Independent Power and Renewable Electricity Producers — 0.1%
Calpine Corp. 4.50%, 2/15/2028 (a)	95,000	94,483

Insurance — 0.8%
Athene Global Funding
0.95%, 1/8/2024 (a)	259,000	258,148
0.91%, 8/19/2024 (a)	295,000	291,836
2.50%, 1/14/2025 (a)	308,000	317,160

Investments	Principal Amount ($)	Value ($)
Equitable Financial Life Global Funding 0.80%, 8/12/2024 (a)	230,000	227,653
Jackson National Life Global Funding 3.88%, 6/11/2025 (a)	150,000	162,304

		1,257,101

IT Services — 0.5%
Arches Buyer, Inc. 4.25%, 6/1/2028 (a)	55,000	54,450
Black Knight InfoServ LLC 3.63%, 9/1/2028 (a)	65,000	63,440
Booz Allen Hamilton, Inc. 3.88%, 9/1/2028 (a)	35,000	35,175
Gartner, Inc.
3.63%, 6/15/2029 (a)	85,000	84,469
3.75%, 10/1/2030 (a)	30,000	29,925
Global Payments, Inc. 1.20%, 3/1/2026	415,000	402,213
Presidio Holdings, Inc. 4.88%, 2/1/2027 (a)	50,000	50,552
Square, Inc.
2.75%, 6/1/2026 (a)	17,000	16,917
3.50%, 6/1/2031 (a)	42,000	42,578

		779,719

Leisure Products — 0.0% (e)
Mattel, Inc.
3.38%, 4/1/2026 (a)	14,000	14,211
3.75%, 4/1/2029 (a)	30,000	30,693

		44,904

Life Sciences Tools & Services — 0.0% (e)
Charles River Laboratories International, Inc. 3.75%, 3/15/2029 (a)	40,000	39,550

Media — 1.1%
Clear Channel Outdoor Holdings, Inc. 7.75%, 4/15/2028 (a)	30,000	31,269
Clear Channel Worldwide Holdings, Inc. 5.13%, 8/15/2027 (a)	30,000	30,300
CSC Holdings LLC 6.50%, 2/1/2029 (a)	200,000	211,448
DIRECTV Holdings LLC 5.88%, 8/15/2027 (a)	55,000	55,965
DISH DBS Corp. 5.88%, 11/15/2024	50,000	50,573
7.75%, 7/1/2026	310,000	318,525
Gray Escrow II, Inc. 5.38%, 11/15/2031 (a)	75,000	75,160
iHeartCommunications, Inc.
8.38%, 5/1/2027	25,000	26,304
5.25%, 8/15/2027 (a)	70,000	71,039
Lamar Media Corp. 4.00%, 2/15/2030	60,000	60,000

JPMorgan Short Duration Core Plus ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Meredith Corp. 6.88%, 2/1/2026	50,000	51,719
Midas OpCo Holdings LLC 5.63%, 8/15/2029 (a)	75,000	75,562
News Corp. 3.88%, 5/15/2029 (a)	74,000	72,724
Nexstar Media, Inc. 5.63%, 7/15/2027 (a)	110,000	114,125
Outfront Media Capital LLC 6.25%, 6/15/2025 (a)	22,000	22,880
Scripps Escrow II, Inc. 3.88%, 1/15/2029 (a)	40,000	39,750
Sinclair Television Group, Inc. 4.13%, 12/1/2030 (a)	65,000	58,988
Sirius XM Radio, Inc.
5.00%, 8/1/2027 (a)	55,000	56,634
5.50%, 7/1/2029 (a)	160,000	169,718
TEGNA, Inc. 5.00%, 9/15/2029	45,000	45,113
Univision Communications, Inc. 4.50%, 5/1/2029 (a)	59,000	58,959
Videotron Ltd. (Canada) 5.13%, 4/15/2027 (a)	45,000	46,179

		1,742,934

Metals & Mining — 0.5%
Alcoa Nederland Holding BV 6.13%, 5/15/2028 (a)	200,000	213,000
Allegheny Technologies, Inc. 5.88%, 12/1/2027	30,000	31,232
Arconic Corp. 6.13%, 2/15/2028 (a)	85,000	88,385
Cleveland-Cliffs, Inc.
6.75%, 3/15/2026 (a)	70,000	73,937
4.63%, 3/1/2029 (a)	20,000	20,135
FMG Resources August 2006 Pty. Ltd. (Australia) 4.50%, 9/15/2027 (a)	30,000	31,086
Freeport-McMoRan, Inc.
4.38%, 8/1/2028	80,000	83,418
4.63%, 8/1/2030	100,000	105,597
Glencore Funding LLC (Australia) 1.63%, 9/1/2025 (a)	90,000	89,264
Kaiser Aluminum Corp. 4.63%, 3/1/2028 (a)	30,000	29,383
Novelis Corp. 4.75%, 1/30/2030 (a)	85,000	85,823

		851,260

Multiline Retail — 0.0% (e)
Nordstrom, Inc. 2.30%, 4/8/2024	20,000	19,700

Multi-Utilities — 0.0% (e)
Puget Energy, Inc. 2.38%, 6/15/2028	50,000	49,524

Investments	Principal Amount ($)	Value ($)
Oil, Gas & Consumable Fuels — 2.8%
Antero Midstream Partners LP
7.88%, 5/15/2026 (a)	20,000	21,418
5.38%, 6/15/2029 (a)	30,000	30,329
Antero Resources Corp.
7.63%, 2/1/2029 (a)	29,000	31,802
5.38%, 3/1/2030 (a)	25,000	25,781
Apache Corp. 4.88%, 11/15/2027	45,000	47,925
APT Pipelines Ltd. (Australia) 4.20%, 3/23/2025 (a)	350,000	376,615
Buckeye Partners LP 4.13%, 12/1/2027	40,000	39,494
Cheniere Corpus Christi Holdings LLC 5.13%, 6/30/2027	150,000	169,819
Cheniere Energy Partners LP
4.50%, 10/1/2029	100,000	105,112
3.25%, 1/31/2032 (a)	53,000	51,476
Chesapeake Energy Corp. 5.88%, 2/1/2029 (a)	40,000	42,400
CNX Resources Corp.
7.25%, 3/14/2027 (a)	40,000	42,226
6.00%, 1/15/2029 (a)	60,000	61,396
Crestwood Midstream Partners LP 5.63%, 5/1/2027 (a)	55,000	55,000
DCP Midstream Operating LP 5.63%, 7/15/2027	85,000	94,936
DT Midstream, Inc. 4.13%, 6/15/2029 (a)	95,000	94,406
Ecopetrol SA (Colombia) 5.38%, 6/26/2026	150,000	156,937
Energean Israel Finance Ltd. (Israel)
4.50%, 3/30/2024 (d)	12,000	11,985
4.88%, 3/30/2026 (d)	10,000	9,837
Energy Transfer LP 4.05%, 3/15/2025	105,000	111,355
EnLink Midstream Partners LP 4.15%, 6/1/2025	95,000	97,205
EQM Midstream Partners LP
4.00%, 8/1/2024	30,000	30,825
6.00%, 7/1/2025 (a)	40,000	42,514
6.50%, 7/1/2027 (a)	30,000	32,400
EQT Corp. 3.90%, 10/1/2027	60,000	62,552
Gray Oak Pipeline LLC 2.60%, 10/15/2025 (a)	475,000	483,079
Greenko Dutch BV (India) 3.85%, 3/29/2026 (a)	197,000	198,871
Gulfport Energy Operating Corp. 8.00%, 5/17/2026 (a)	55,000	59,125

JPMorgan Short Duration Core Plus ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Hess Midstream Operations LP 5.63%, 2/15/2026 (a)	70,000	71,575
Leviathan Bond Ltd. (Israel) 6.13%, 6/30/2025 (d)	50,000	52,494
Lundin Energy Finance BV (Netherlands) 2.00%, 7/15/2026 (a)	200,000	198,743
MEG Energy Corp. (Canada) 7.13%, 2/1/2027 (a)	50,000	51,125
MPLX LP 4.88%, 12/1/2024	150,000	163,070
NGL Energy Operating LLC 7.50%, 2/1/2026 (a)	30,000	29,785
NuStar Logistics LP 5.63%, 4/28/2027	60,000	61,275
Occidental Petroleum Corp.
5.88%, 9/1/2025	45,000	48,375
6.13%, 1/1/2031	180,000	209,754
Oil and Gas Holding Co. BSCC (The) (Bahrain) 7.63%, 11/7/2024 (d)	200,000	215,000
Petroleos Mexicanos (Mexico)
4.25%, 1/15/2025	100,000	99,269
4.50%, 1/23/2026	100,000	97,640
6.88%, 8/4/2026	30,000	31,667
Range Resources Corp.
4.88%, 5/15/2025	40,000	40,808
9.25%, 2/1/2026	20,000	21,486
Southwestern Energy Co.
5.38%, 2/1/2029	45,000	46,350
5.38%, 3/15/2030	35,000	36,444
Sunoco LP 5.88%, 3/15/2028	45,000	47,025
Tallgrass Energy Partners LP
7.50%, 10/1/2025 (a)	25,000	26,500
6.00%, 12/31/2030 (a)	85,000	83,992
Targa Resources Partners LP
6.88%, 1/15/2029	150,000	166,152
4.88%, 2/1/2031	60,000	64,350
Trinidad Petroleum Holdings Ltd. (Trinidad and Tobago) 9.75%, 6/15/2026 (a)	25,000	27,255
Western Midstream Operating LP 4.75%, 8/15/2028	55,000	59,881

		4,536,835

Paper & Forest Products — 0.1%
Fibria Overseas Finance Ltd. (Brazil) 5.50%, 1/17/2027	100,000	110,050

Personal Products — 0.1%
Edgewell Personal Care Co. 5.50%, 6/1/2028 (a)	70,000	72,975

Investments	Principal Amount ($)	Value ($)
Prestige Brands, Inc. 5.13%, 1/15/2028 (a)	40,000	41,500

		114,475

Pharmaceuticals — 0.7%
Bausch Health Americas, Inc.
9.25%, 4/1/2026 (a)	310,000	324,722
8.50%, 1/31/2027 (a)	120,000	123,406
Bausch Health Cos., Inc. 4.88%, 6/1/2028 (a)	170,000	167,450
Jazz Securities DAC 4.38%, 1/15/2029 (a)	200,000	203,764
Organon & Co. 5.13%, 4/30/2031 (a)	200,000	204,250
Par Pharmaceutical, Inc. 7.50%, 4/1/2027 (a)	50,000	50,408

		1,074,000

Real Estate Management & Development — 0.2%
Country Garden Holdings Co. Ltd. (China) 3.13%, 10/22/2025 (d)	200,000	178,000
Kennedy-Wilson, Inc. 4.75%, 3/1/2029	75,000	76,020

		254,020

Road & Rail — 0.5%
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (a)(b)	45,000	46,687
4.75%, 4/1/2028 (a)	35,000	35,569
Hertz Corp. (The) 4.63%, 12/1/2026 (a)	75,000	73,923
Triton Container International Ltd. (Bermuda)
1.15%, 6/7/2024 (a)	200,000	197,725
2.05%, 4/15/2026 (a)	359,000	356,703
Uber Technologies, Inc. 7.50%, 5/15/2025 (a)	60,000	63,225
XPO Logistics, Inc. 6.25%, 5/1/2025 (a)	50,000	51,987

		825,819

Semiconductors & Semiconductor Equipment — 0.5%
Broadcom Corp. 3.88%, 1/15/2027	150,000	161,529
Marvell Technology, Inc. 1.65%, 4/15/2026	125,000	124,192
Microchip Technology, Inc. 4.25%, 9/1/2025	380,000	394,716
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	75,000	76,304

		756,741

Software — 0.2%
CDK Global, Inc. 4.88%, 6/1/2027	35,000	36,050
Clarivate Science Holdings Corp. 3.88%, 7/1/2028 (a)	70,000	68,812

JPMorgan Short Duration Core Plus ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Fair Isaac Corp. 4.00%, 6/15/2028 (a)	35,000	34,913
NCR Corp.
5.13%, 4/15/2029 (a)	9,000	9,095
6.13%, 9/1/2029 (a)	115,000	121,900
Nuance Communications, Inc. 5.63%, 12/15/2026	30,000	30,906
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	70,000	72,756

		374,432

Specialty Retail — 0.4%
Asbury Automotive Group, Inc. 4.50%, 3/1/2028	40,000	40,088
Bath & Body Works, Inc.
5.25%, 2/1/2028	45,000	48,262
7.50%, 6/15/2029	20,000	22,285
6.75%, 7/1/2036	25,000	29,875
Gap, Inc. (The) 3.63%, 10/1/2029 (a)	45,000	43,055
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (a)	55,000	54,409
Lithia Motors, Inc.
4.63%, 12/15/2027 (a)	35,000	36,488
4.38%, 1/15/2031 (a)	35,000	36,531
Penske Automotive Group, Inc.
3.50%, 9/1/2025	30,000	30,338
3.75%, 6/15/2029	25,000	24,377
PetSmart, Inc. 4.75%, 2/15/2028 (a)	250,000	253,026
SRS Distribution, Inc. 4.63%, 7/1/2028 (a)	55,000	55,130
Staples, Inc. 7.50%, 4/15/2026 (a)	45,000	44,681

		718,545

Technology Hardware, Storage & Peripherals — 0.1%
Seagate HDD Cayman 4.88%, 6/1/2027	50,000	54,303
Western Digital Corp. 4.75%, 2/15/2026	25,000	26,998

		81,301

Textiles, Apparel & Luxury Goods — 0.0% (e)
William Carter Co. (The) 5.63%, 3/15/2027 (a)	35,000	36,034

Thrifts & Mortgage Finance — 1.3%
BPCE SA (France)
5.70%, 10/22/2023 (a)	400,000	432,484
5.15%, 7/21/2024 (a)	285,000	310,530
2.38%, 1/14/2025 (a)	500,000	509,983
4.50%, 3/15/2025 (a)	200,000	216,058
Ladder Capital Finance Holdings LLLP REIT, 5.25%, 10/1/2025 (a)	85,000	85,433

Investments	Principal Amount ($)	Value ($)
Nationstar Mortgage Holdings, Inc. 6.00%, 1/15/2027 (a)	80,000	82,602
Nationwide Building Society (United Kingdom)
(ICE LIBOR USD 3 Month + 1.06%), 3.77%, 3/8/2024 (a)(c)	200,000	206,876
(ICE LIBOR USD 3 Month + 1.39%), 4.36%, 8/1/2024 (a)(c)	200,000	210,463
Rocket Mortgage LLC
2.88%, 10/15/2026 (a)	19,000	18,514
3.63%, 3/1/2029 (a)	50,000	48,875
4.00%, 10/15/2033 (a)	5,000	4,900

		2,126,718

Tobacco — 0.2%
Imperial Brands Finance plc (United Kingdom) 3.13%, 7/26/2024 (a)	200,000	207,349
Reynolds American, Inc. (United Kingdom) 4.45%, 6/12/2025	150,000	162,256

		369,605

Trading Companies & Distributors — 1.0%
Air Lease Corp.
4.25%, 2/1/2024	150,000	158,785
2.30%, 2/1/2025	480,000	487,335
Aviation Capital Group LLC
4.38%, 1/30/2024 (a)	200,000	210,961
5.50%, 12/15/2024 (a)	150,000	165,143
1.95%, 1/30/2026 (a)	250,000	245,361
Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	60,000	62,080
Imola Merger Corp. 4.75%, 5/15/2029 (a)	82,000	82,474
United Rentals North America, Inc. 4.88%, 1/15/2028	155,000	162,363
WESCO Distribution, Inc. 7.25%, 6/15/2028 (a)	70,000	76,125

		1,650,627

Wireless Telecommunication Services — 0.3%
Hughes Satellite Systems Corp. 6.63%, 8/1/2026	65,000	72,150
Sprint Corp. 7.63%, 3/1/2026	120,000	141,750
T-Mobile USA, Inc.
3.50%, 4/15/2025	150,000	158,676
2.25%, 2/15/2026	60,000	59,278
4.75%, 2/1/2028	75,000	78,351

		510,205

TOTAL CORPORATE BONDS (Cost $65,381,241)		64,561,750

JPMorgan Short Duration Core Plus ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
U.S. TREASURY OBLIGATIONS — 19.3%
U.S. Treasury Notes
0.13%, 6/30/2023	870,000	865,888
0.13%, 7/31/2023	3,175,000	3,157,265
0.13%, 8/31/2023	940,000	934,198
0.25%, 9/30/2023	1,540,000	1,532,962
0.13%, 1/15/2024	1,395,000	1,380,723
0.13%, 2/15/2024	1,360,000	1,345,231
0.38%, 4/15/2024	25,000	24,819
0.25%, 5/15/2024	450,000	444,990
0.25%, 6/15/2024	930,000	918,738
0.38%, 7/15/2024	2,285,000	2,263,132
0.38%, 8/15/2024	1,585,000	1,568,779
0.38%, 9/15/2024	4,005,000	3,959,631
0.63%, 10/15/2024	4,545,000	4,522,275
0.75%, 11/15/2024	7,710,000	7,691,930
0.50%, 2/28/2026	15,000	14,629
0.75%, 5/31/2026	80,000	78,709
0.75%, 8/31/2026	80,000	78,556
0.88%, 9/30/2026	420,000	414,586
1.25%, 9/30/2028	140,000	138,972

TOTAL U.S. TREASURY OBLIGATIONS (Cost $31,439,413)		31,336,013

ASSET-BACKED SECURITIES — 17.5%
ACC Auto Trust Series 2021-A, Class A, 1.08%, 4/15/2027 (a)	347,266	346,695
ACC Trust Series 2020-A, Class A, 6.00%, 3/20/2023 (a)	73,416	74,405
Accelerated LLC Series 2021-1H, Class B, 1.90%, 10/20/2040 (a)	319,658	315,759
Affirm Asset Securitization Trust Series 2020-A, Class A, 2.10%, 2/18/2025 (a)	225,000	225,741
AIMCO CLO Ltd. (Cayman Islands) Series 2019-10A, Class AR, 1.19%, 7/22/2032 (a)(g)	350,000	349,999
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2, 1.94%, 8/15/2046 (a)	263,000	260,414
American Credit Acceptance Receivables Trust Series 2020-1, Class E, 3.32%, 3/13/2026 (a)	450,000	461,438

Investments	Principal Amount ($)	Value ($)
AMSR Trust
Series 2021-SFR3, Class E1, 2.33%, 10/17/2038 ‡(a)	300,000	294,364
Series 2021-SFR4, Class E1, 2.97%, 12/17/2038 ‡(a)	400,000	399,529
Aqua Finance Trust Series 2021-A, Class B, 2.40%, 7/17/2046 ‡(a)	313,000	310,018
Ares CLO Ltd (Cayman Islands) Series 2016-40A, Class A1RR, 1.05%, 1/15/2029 (a)(g)	793,000	793,000
Atlas Senior Loan Fund (Cayman Islands) Series 2019-13A, Class A1NR, 1.21%, 4/22/2031 (a)(g)	200,000	199,950
Bain Capital Credit CLO Ltd. (Cayman Islands) Series 2017-1A, Class A1R, 1.10%, 7/20/2030 (a)(g)	337,000	337,215
Ballyrock CLO Ltd. (Cayman Islands) Series 2019-1A, Class A1R, 1.15%, 7/15/2032 (a)(g)	250,000	249,937
Business Jet Securities LLC
Series 2020-1A, Class A, 2.98%, 11/15/2035 (a)	470,900	475,660
Series 2021-1A, Class A, 2.16%, 4/15/2036 (a)	338,813	338,911
CarMax Auto Owner Trust Series 2018-1, Class D, 3.37%, 7/15/2024	185,000	186,284
CarNow Auto Receivables Trust Series 2021-1A, Class C, 2.16%, 2/17/2026 (a)	196,000	195,873
CIFC Funding Ltd. (Cayman Islands)
Series 2012-2RA, Class A1, 0.93%, 1/20/2028 (a)(g)	183,679	183,815
Series 2019-1A, Class AR, 1.23%, 4/20/2032 (a)(g)	250,000	250,304
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2019-HP1, Class B, 3.48%, 12/15/2026 ‡(a)	200,000	202,678
CPS Auto Receivables Trust
Series 2021-C, Class C, 1.21%, 6/15/2027 (a)	244,000	241,491
Series 2021-D, Class D, 2.31%, 12/15/2027 (a)	200,000	199,150
Credit Acceptance Auto Loan Trust Series 2021-3A, Class C, 1.63%, 9/16/2030 (a)	250,000	247,635

JPMorgan Short Duration Core Plus ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Crossroads Asset Trust Series 2021-A, Class C, 1.44%, 1/20/2026 ‡(a)	125,000	123,967
Dext ABS LLC Series 2021-1, Class A, 1.12%, 2/15/2028 (a)	294,000	293,864
Dryden Senior Loan Fund (Cayman Islands) Series 2017-49A, Class AR, 1.07%, 7/18/2030 (a)(g)	500,000	500,676
DT Auto Owner Trust
Series 2018-2A, Class E, 5.54%, 6/16/2025 (a)	185,000	190,511
Series 2020-1A, Class D, 2.55%, 11/17/2025 (a)	190,000	193,883
Series 2021-1A, Class D, 1.16%, 11/16/2026 (a)	250,000	246,805
Series 2021-3A, Class D, 1.31%, 5/17/2027 (a)	250,000	245,006
Exeter Automobile Receivables Trust
Series 2019-3A, Class D, 3.11%, 8/15/2025 (a)	195,000	199,725
Series 2021-2A, Class D, 1.40%, 4/15/2027	210,000	207,758
Series 2021-4A, Class D, 1.96%, 1/17/2028	480,000	479,225
FCI Funding LLC Series 2021-1A, Class A, 1.13%, 4/15/2033 (a)	137,848	137,401
FHF Trust
Series 2021-2A, Class A, 0.83%, 12/15/2026 (a)	404,709	402,723
Series 2021-1A, Class A, 1.27%, 3/15/2027 (a)	145,263	144,590
First Investors Auto Owner Trust Series 2017-3A, Class D, 3.44%, 3/15/2024 (a)	163,000	164,789
FirstKey Homes Trust Series 2021-SFR3, Class E1, 2.99%, 12/17/2038 ‡(a)	500,000	499,753
Flagship Credit Auto Trust
Series 2021-1, Class D, 1.27%, 3/15/2027 (a)	225,000	219,911
Series 2021-3, Class C, 1.46%, 9/15/2027 (a)	143,000	140,996
Foundation Finance Trust Series 2021-1A, Class A, 1.27%, 5/15/2041 (a)	158,175	156,090
Foursight Capital Automobile Receivables Trust
Series 2018-1, Class F, 6.82%, 4/15/2025 (a)	160,000	160,452

Investments	Principal Amount ($)	Value ($)
Series 2018-2, Class F, 6.48%, 6/15/2026 (a)	145,000	148,810
FREED ABS Trust Series 2021-1CP, Class B, 1.41%, 3/20/2028 ‡(a)	185,000	184,697
FRTKL Series 2021-SFR1, Class D, 2.17%, 9/17/2038 ‡(a)	238,000	232,761
Galaxy CLO Ltd. (Cayman Islands)
Series 2015-19A, Class A1RR, 1.07%, 7/24/2030 (a)(g)	250,000	249,875
Series 2015-21A, Class AR, 1.15%, 4/20/2031 (a)(g)	250,000	250,010
GLS Auto Receivables Issuer Trust
Series 2019-4A, Class C, 3.06%, 8/15/2025 (a)	175,000	178,768
Series 2021-3A, Class D, 1.48%, 7/15/2027 (a)	200,000	197,050
Goldman Home Improvement Trust Issuer Trust Series 2021-GRN2, Class A, 1.15%, 6/25/2051 (a)	209,470	206,938
LCM LP (Cayman Islands) Series 14A, Class AR, 1.17%, 7/20/2031 (a)(g)	400,000	400,503
LCM Ltd. (Cayman Islands) Series 26A, Class A1, 1.20%, 1/20/2031 (a)(g)	250,000	250,129
Lendbuzz Securitization Trust Series 2021-1A, Class A, 1.46%, 6/15/2026 (a)	257,185	256,594
Lendingpoint Asset Securitization Trust Series 2021-A, Class B, 1.46%, 12/15/2028 ‡(a)	203,000	201,568
Lendmark Funding Trust Series 2019-2A, Class A, 2.78%, 4/20/2028 (a)	225,000	228,373
LL ABS Trust
Series 2019-1A, Class B, 3.52%, 3/15/2027 ‡(a)	74,595	74,845
Series 2021-1A, Class A, 1.07%, 5/15/2029 (a)	255,738	254,717
LMREC LLC Series 2021-CRE4, Class A, 1.14%, 4/22/2037 (a)(g)	184,000	184,026
Longfellow Place CLO Ltd. (Cayman Islands) Series 2013-1A, Class AR3, 1.12%, 4/15/2029 (a)(g)	187,021	186,974

JPMorgan Short Duration Core Plus ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Mariner Finance Issuance Trust Series 2021-AA, Class A, 1.86%, 3/20/2036 (a)	192,000	189,333
Mercury Financial Credit Card Master Trust Series 2021-1A, Class A, 1.54%, 3/20/2026 (a)	284,000	284,179
Mission Lane Credit Card Master Trust Series 2021-A, Class A, 1.59%, 9/15/2026 (a)	355,000	353,113
MVW LLC
Series 2021-1WA, Class A, 1.14%, 1/22/2041 (a)	203,106	199,964
Series 2021-1WA, Class B, 1.44%, 1/22/2041 ‡(a)	87,170	86,238
Neuberger Berman CLO (Cayman Islands) Series 2013-15A, Class A1R2, 1.04%, 10/15/2029 (a)(g)	608,000	608,416
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands) Series 2020-37A, Class AR, 1.10%, 7/20/2031 (a)(g)	354,000	354,132
NMEF Funding LLC Series 2021-A, Class B, 1.85%, 12/15/2027 ‡(a)	178,000	177,628
NRZ Excess Spread-Collateralized Notes Series 2021-FNT1, Class A, 2.98%, 3/25/2026 (a)	148,541	147,565
Oportun Funding XIV LLC Series 2021-A, Class A, 1.21%, 3/8/2028 (a)	172,000	171,853
Pagaya AI Debt Selection Trust
Series 2021-1, Class A, 1.18%, 11/15/2027 (a)	152,320	152,116
Series 2021-HG1, Class A, 1.22%, 1/16/2029 (a)	337,934	336,952
Series 2021-3, Class A, 1.15%, 5/15/2029 (a)	226,603	225,859
Palmer Square Loan Funding Ltd. (Cayman Islands)
Series 2020-1A, Class A1, 0.96%, 2/20/2028 (a)(g)	120,870	120,901
Series 2021-2A, Class A1, 0.96%, 5/20/2029 (a)(g)	167,651	167,609
PRET LLC Series 2021-NPL3, Class A1, 1.87%, 7/25/2051 (a)(f)	232,112	230,850
Pretium Mortgage Credit Partners I LLC Series 2021-NPL2, Class A1, 1.99%, 6/27/2060 (a)(f)	250,302	247,978

Investments	Principal Amount ($)	Value ($)
Series 2021-NPL1, Class A1, 2.24%, 9/27/2060 (a)(f)	204,811	203,993
Progress Residential Series 2021-SFR3, Class E1, 2.54%, 5/17/2026 ‡(a)	200,000	198,409
Progress Residential Trust Series 2021-SFR8, Class E1, 2.38%, 10/17/2038 ‡(a)	350,000	342,888
Santander Drive Auto Receivables Trust
Series 2021-1, Class D, 1.13%, 11/16/2026	190,000	189,188
Series 2021-3, Class D, 1.33%, 9/15/2027	300,000	296,775
Skopos Auto Receivables Trust Series 2019-1A, Class C, 3.63%, 9/16/2024 (a)	175,000	176,871
SoFi Consumer Loan Program Trust Series 2018-4, Class D, 4.76%, 11/26/2027 ‡(a)	175,000	178,470
Sound Point CLO Ltd. (Cayman Islands) Series 2019-1A, Class AR, 1.21%, 1/20/2032 (a)(g)	400,000	399,899
Stratus CLO Ltd. (Cayman Islands) Series 2021-1A, Class A, 12/29/2029 (a)(g)(h)	500,000	500,000
Symphony CLO Ltd. (Cayman Islands) Series 2016-18A, Class A1RR, 1.22%, 7/23/2033 (a)(g)	250,000	249,937
Tricon Residential Trust Series 2021-SFR1, Class E1, 2.79%, 7/17/2038 ‡(a)	240,000	239,594
Upstart Pass-Through Trust
Series 2021-ST4, Class A, 2.00%, 7/20/2027 (a)	187,898	186,684
Series 2021-ST5, Class A, 2.00%, 7/20/2027 (a)	219,440	218,008
Series 2021-ST8, Class A, 1.75%, 10/20/2029 (a)	298,501	296,630
Series 2021-ST9, Class A, 1.70%, 11/20/2029 (a)	246,772	245,413
Upstart Securitization Trust
Series 2019-3, Class B, 3.83%, 1/21/2030 ‡(a)	240,322	242,483
Series 2020-1, Class B, 3.09%, 4/22/2030 ‡(a)	200,000	202,724
Series 2021-2, Class B, 1.75%, 6/20/2031 ‡(a)	275,000	273,282
Series 2021-3, Class A, 0.83%, 7/20/2031 (a)	216,807	216,316

JPMorgan Short Duration Core Plus ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Series 2021-4, Class B, 1.84%, 9/20/2031 ‡(a)	231,000	228,051
Series 2021-5, Class B, 2.49%, 11/20/2031 ‡(a)	225,000	222,616
US Auto Funding
Series 2021-1A, Class A, 0.79%, 7/15/2024 (a)	86,307	86,180
Series 2021-1A, Class B, 1.49%, 3/17/2025 (a)	142,000	141,064
VCAT LLC
Series 2021-NPL2, Class A1, 2.12%, 3/27/2051 (a)(f)	199,143	199,131
Series 2021-NPL3, Class A1, 1.74%, 5/25/2051 (a)(f)	204,087	202,369
Series 2021-NPL4, Class A1, 1.87%, 8/25/2051 (a)(f)	301,311	300,368
Venture CLO Ltd. (Cayman Islands) Series 2018-32A, Class A2A, 1.19%, 7/18/2031 (a)(g)	150,000	150,051
Veros Auto Receivables Trust Series 2021-1, Class A, 0.92%, 10/15/2026 (a)	131,402	131,263
VOLT CIII LLC Series 2021-CF1, Class A1, 1.99%, 8/25/2051 ‡(a)(f)	374,058	372,307
VOLT XCIX LLC Series 2021-NPL8, Class A1, 2.12%, 4/25/2051 (a)(f)	161,668	161,331
VOLT XCVI LLC Series 2021-NPL5, Class A1, 2.12%, 3/27/2051 (a)(f)	134,825	134,465
VOLT XCVII LLC Series 2021-NPL6, Class A1, 2.24%, 4/25/2051 (a)(f)	170,691	170,036
VOLT XCVIII LLC Series 2021-NPL7, Class A1, 2.12%, 4/25/2051 (a)(f)	132,931	132,751
Westlake Automobile Receivables Trust
Series 2019-3A, Class E, 3.59%, 3/17/2025 (a)	100,000	103,160
Series 2020-1A, Class D, 2.80%, 6/16/2025 (a)	175,000	178,959
Series 2021-1A, Class C, 0.95%, 3/16/2026 (a)	260,000	258,687
Series 2021-1A, Class D, 1.23%, 4/15/2026 (a)	250,000	247,648
Series 2021-3A, Class D, 2.12%, 1/15/2027 (a)	450,000	450,861

TOTAL ASSET-BACKED SECURITIES (Cost $28,435,720)		28,318,576

Investments	Principal Amount ($)	Value ($)
MORTGAGE-BACKED SECURITIES — 9.3%
FHLMC Gold Pools, 30 Year Pool # G08878, 4.50%, 5/1/2049	386,083	414,962
FHLMC UMBS, 10 Year Pool # RD5034, 2.00%, 9/1/2030	639,340	656,025
FHLMC UMBS, 15 Year Pool # ZS6689, 2.50%, 4/1/2028	272,183	283,869
FNMA UMBS, 15 Year
Pool # FM2072, 3.00%, 12/1/2031	343,803	360,415
Pool # MA4516, 2.00%, 12/1/2036 (h)	3,610,000	3,704,214
FNMA UMBS, 30 Year Pool # BM1285, 4.50%, 5/1/2047	210,949	229,504
FNMA/FHLMC UMBS, Single Family, 15 Year TBA, 1.50%, 12/25/2036 (h)	6,870,000	6,905,960
FNMA/FHLMC UMBS, Single Family, 30 Year TBA, 3.00%, 12/25/2051 (h)	200,000	207,672
GNMA II, 30 Year
Pool # MA7534, 2.50%, 8/20/2051	98,684	101,511
Pool # MA7535, 3.00%, 8/20/2051	451,113	469,432
Pool # MA7650, 3.00%, 10/20/2051	597,256	621,775
Pool # MA7705, 2.50%, 11/20/2051	460,000	473,175
Pool # MA7706, 3.00%, 11/20/2051	570,000	593,929

TOTAL MORTGAGE-BACKED SECURITIES (Cost $15,022,680)		15,022,443

COMMERCIAL MORTGAGE-BACKED SECURITIES — 7.0%
AREIT Trust Series 2021-CRE5, Class C, 2.34%, 8/17/2026 ‡(a)(g)	336,000	336,150
Beast Mortgage Trust Series 2021-1818, Class B, 1.70%, 3/15/2036 ‡(a)(g)	179,000	178,991
BX Commercial Mortgage Trust Series 2021-VOLT, Class D, 1.74%, 9/15/2036 ‡(a)(g)	275,000	273,374

JPMorgan Short Duration Core Plus ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Series 2021-XL2, Class E, 1.94%, 10/15/2038 ‡(a)(g)	384,767	379,228
BX Trust Series 2021-RISE, Class D, 11/15/2036 ‡(a)(g)(h)	360,000	360,000
Citigroup Commercial Mortgage Trust
Series 2021-PRM2, Class F, 3.84%, 10/15/2036 ‡(a)(g)	275,000	274,999
Series 2014-GC19, Class D, 5.26%, 3/10/2047 ‡(a)(g)	250,000	261,384
Series 2014-GC23, Class C, 4.58%, 7/10/2047 ‡(g)	200,000	209,067
Series 2015-GC27, Class B, 3.77%, 2/10/2048 ‡	200,000	206,871
Series 2015-GC27, Class C, 4.57%, 2/10/2048 ‡(g)	440,000	456,700
Series 2015-GC29, Class C, 4.29%, 4/10/2048 ‡(g)	400,000	416,671
Series 2015-GC31, Class C, 4.19%, 6/10/2048 ‡(g)	250,000	256,712
COMM Mortgage Trust
Series 2019-WCM, Class G, 2.79%, 10/15/2034 ‡(a)(g)	385,000	378,120
Series 2013-CR10, Class AM, 4.52%, 8/10/2046 (a)(g)	200,000	210,161
Series 2015-CR26, Class B, 4.63%, 10/10/2048 ‡(g)	200,000	215,140
Series 2015-PC1, Class B, 4.46%, 7/10/2050 ‡(g)	200,000	213,124
Commercial Mortgage Trust Series 2014-CR20, Class C, 4.65%, 11/10/2047 ‡(g)	100,000	101,894
CSAIL Commercial Mortgage Trust Series 2015-C4, Class E, 3.71%, 11/15/2048 ‡(g)	325,000	316,495
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K068, Class X1, IO, 0.56%, 8/25/2027 (g)	3,647,824	83,223
Series K028, Class X3, IO, 1.72%, 6/25/2041 (g)	4,629,000	101,588
Series K111, Class X3, IO, 3.29%, 4/25/2048 (g)	405,000	93,675
Series K110, Class X3, IO, 3.52%, 6/25/2048 (g)	380,000	92,391
Series K119, Class X3, IO, 2.82%, 9/25/2048 (g)	460,000	94,338
Series K115, Class X3, IO, 3.06%, 9/25/2048 (g)	430,000	92,341

Investments	Principal Amount ($)	Value ($)
Series K125, Class X3, IO, 2.75%, 2/25/2049 (g)	460,000	93,613
FREMF Mortgage Trust
Series 2018-K732, Class C, 4.20%, 5/25/2025 (a)(g)	200,000	209,999
Series 2016-K57, Class C, 4.05%, 8/25/2049 (a)(g)	185,000	195,130
Series 2016-K58, Class C, 3.87%, 9/25/2049 (a)(g)	110,000	116,019
Series 2017-K62, Class C, 4.01%, 1/25/2050 (a)(g)	200,000	211,015
GS Mortgage Securities Trust
Series 2016-GS2, Class B, 3.76%, 5/10/2049 ‡(g)	100,000	105,137
Series 2016-GS3, Class C, 4.12%, 10/10/2049 ‡(g)	165,000	170,208
Series 2017-GS5, Class D, 3.51%, 3/10/2050 ‡(a)(g)	250,000	240,403
Independence Plaza Trust
Series 2018-INDP, Class A, 3.76%, 7/10/2035 (a)	175,000	181,485
Series 2018-INDP, Class C, 4.16%, 7/10/2035 ‡(a)	150,000	154,782
JPMBB Commercial Mortgage Securities Trust
Series 2015-C31, Class C, 4.77%, 8/15/2048 ‡(g)	150,000	156,652
Series 2016-C1, Class D1, 4.30%, 3/15/2049 ‡(a)(g)	400,000	407,331
JPMCC Commercial Mortgage Securities Trust Series 2017-JP5, Class D, 4.75%, 3/15/2050 ‡(a)(g)	275,000	275,806
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-C16, Class D, 5.17%, 12/15/2046 (a)(g)	200,000	204,932
KKR Industrial Portfolio Trust Series 2021-KDIP, Class D, 1.34%, 12/15/2037 ‡(a)(g)	131,250	129,031
Life Mortgage Trust Series 2021-BMR, Class C, 1.19%, 3/15/2038 ‡(a)(g)	195,000	193,359
MHC Commercial Mortgage Trust Series 2021-MHC, Class D, 1.69%, 4/15/2038 ‡(a)(g)	250,000	249,374
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C14, Class D, 5.22%, 2/15/2047 ‡(a)(g)	175,023	180,258
Series 2015-C24, Class D, 3.26%, 5/15/2048 (a)	220,000	210,080

JPMorgan Short Duration Core Plus ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Multi-Family Connecticut Avenue Securities Trust Series 2019-01, Class M7, 1.79%, 10/15/2049 ‡(a)(g)	111,137	110,688
PFP Ltd. (Cayman Islands) Series 2021-7, Class C, 1.74%, 4/14/2038 ‡(a)(g)	166,492	165,469
SG Commercial Mortgage Securities Trust Series 2016-C5, Class B, 3.93%, 10/10/2048 ‡	225,000	232,104
STWD Mortgage Trust (Cayman Islands) Series 2021-LIH, Class B, 1.76%, 11/15/2036 ‡(a)(g)	400,000	399,122
Velocity Commercial Capital Loan Trust Series 2021-2, Class A, 1.52%, 8/25/2051 (a)(g)	356,157	349,967
Wells Fargo Commercial Mortgage Trust Series 2015-LC22, Class D, 4.71%, 9/15/2058 ‡(g)	205,000	205,964
WFRBS Commercial Mortgage Trust
Series 2013-C11, Class C, 4.32%, 3/15/2045 ‡(g)	117,000	119,519
Series 2014-C25, Class B, 4.24%, 11/15/2047 ‡(g)	160,000	168,043
Series 2014-C22, Class C, 3.91%, 9/15/2057 ‡(g)	225,000	230,714

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $11,396,204)		11,268,841

COLLATERALIZED MORTGAGE OBLIGATIONS — 3.5%
FHLMC STACR REMIC Trust
Series 2020-DNA1, Class M2, 1.79%, 1/25/2050 (a)(g)	166,913	167,307
Series 2020-HQA3, Class B1, 5.84%, 7/25/2050 (a)(g)	200,000	208,139
FHLMC Structured Agency Credit Risk Debt Notes Series 2021-DNA2, Class M2, 2.35%, 8/25/2033 (a)(g)	100,000	101,810
FHLMC, REMIC
Series 3993, Class BC, 3.50%, 1/15/2027	425,000	451,933
Series 2673, Class PE, 5.50%, 9/15/2033	139,340	157,543

Investments	Principal Amount ($)	Value ($)
Series 4718, Class DA, 3.00%, 2/15/2047	368,042	381,260
Series 4937, Class MS, IF, IO, 5.96%, 12/25/2049 (g)	381,616	68,672
Series 5021, Class MI, IO, 3.00%, 10/25/2050	553,473	88,095
FHLMC, STRIPS Series 311, Class S1, IF, IO, 5.86%, 8/15/2043 (g)	519,611	89,641
FNMA, Connecticut Avenue Securities Series 2017-C07, Class 2M2, 2.59%, 5/25/2030 (g)	118,866	120,590
FNMA, REMIC Series 2012-136, Class DL, 3.50%, 12/25/2042	270,000	283,809
GNMA Series 2021-9, Class MI, IO, 2.50%, 1/20/2051	286,700	33,320
Legacy Mortgage Asset Trust Series 2021-GS3, Class A1, 1.75%, 7/25/2061 (a)(f)	135,602	134,624
LHOME Mortgage Trust Series 2021-RTL1, Class A1, 2.09%, 9/25/2026 (a)(g)	188,000	187,551
NYMT Loan Trust Series 2021-SP1, Class A1, 1.67%, 8/25/2061 (a)(f)	320,751	317,780
PRET LLC Series 2021-RN4, Class A1, 2.49%, 11/25/2061 (a)(g)	550,000	550,473
PRPM LLC
Series 2021-2, Class A1, 2.12%, 3/25/2026 (a)(g)	158,695	157,873
Series 2021-5, Class A1, 1.79%, 6/25/2026 (a)(f)	223,639	221,972
Series 2021-6, Class A1, 1.79%, 7/25/2026 (a)(f)	344,633	342,239
Series 2021-7, Class A1, 1.87%, 8/25/2026 (a)(f)	291,284	288,771
Series 2021-11, Class A1, 2.49%, 11/25/2026 (a)(g)	286,000	286,000
RCO VII Mortgage LLC Series 2021-1, Class A1, 1.87%, 5/26/2026 (a)(f)	121,146	120,751
Verus Securitization Trust Series 2021-2, Class M1, 2.19%, 2/25/2066 ‡(a)(g)	144,000	143,414
VOLT CV LLC Series 2021-CF2, Class A1, 2.49%, 11/27/2051 (a)(f)	500,000	499,485

JPMorgan Short Duration Core Plus ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
ZH Trust Series 2021-1, Class A, 2.25%, 2/18/2027 (a)	205,883	203,591

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $5,653,819)		5,606,643

FOREIGN GOVERNMENT SECURITIES — 1.4%
Arab Republic of Egypt (Egypt) 3.88%, 2/16/2026 (a)	200,000	181,000
Dominican Republic Government Bond (Dominican Republic) 6.00%, 7/19/2028 (d)	150,000	165,000
Federal Republic of Nigeria (Nigeria) 6.50%, 11/28/2027 (d)	200,000	194,750
Hashemite Kingdom of Jordan (Jordan) 4.95%, 7/7/2025 (a)	200,000	204,500
Islamic Republic of Pakistan (Pakistan) 6.00%, 4/8/2026 (a)	200,000	197,022
Republic of Costa Rica (Costa Rica) 4.38%, 4/30/2025 (d)	200,000	202,225
Republic of Cote d’Ivoire (Ivory Coast) 5.75%, 12/31/2032 (d)(f)	68,195	66,694
Republic of Ecuador (Ecuador)
5.00%, 7/31/2030 (a)(f)	50,000	40,750
5.00%, 7/31/2030 (d)(f)	25,000	20,375
Republic of El Salvador (El Salvador) 5.88%, 1/30/2025 (d)	80,000	55,265
Republic of Ghana (Ghana) Zero Coupon, 4/7/2025 (a)(b)	200,000	133,600
Republic of Iraq (Iraq) 6.75%, 3/9/2023 (d)	200,000	196,850
Republic of Kenya (Kenya) 7.00%, 5/22/2027 (d)	200,000	207,000
Sultanate of Oman Government Bond (Oman) 4.75%, 6/15/2026 (d)	200,000	202,250
Ukraine Government Bond (Ukraine)
7.75%, 9/1/2023 (d)	100,000	100,850
7.75%, 9/1/2024 (d)	100,000	100,019

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $2,415,731)		2,268,150

SUPRANATIONAL — 0.1%
Africa Finance Corp. (Supranational) 4.38%, 4/17/2026 (d) (Cost $217,840)	200,000	216,000

Investments	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — 0.1% (i)
California — 0.1%
California Housing Finance Series 2021-1, Class X, Rev., 0.80%, 12/20/2021 (g) (Cost $141,337)	2,181,703	146,515

	Shares
SHORT-TERM INVESTMENTS — 9.9%
INVESTMENT COMPANIES — 9.5%
JPMorgan Prime Money Market Fund Class IM Shares, 0.07% (j)(k) (Cost $15,395,383)	15,388,296	15,394,451

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (j)(k) (Cost $227,405) 227,405		227,405

	Principal Amount ($)
U.S. TREASURY OBLIGATIONS — 0.3%
U.S. Treasury Bills 0.05%, 12/23/2021 (l)(m) (Cost $472,985)	473,000	472,958

TOTAL SHORT-TERM INVESTMENTS (COST $16,095,773)		16,094,814

Total Investments — 108.0% (Cost $176,199,758)		174,839,745
Liabilities in Excess of Other Assets — (8.0)%		(12,933,900)

Net Assets — 100.0%		161,905,845

Percentages indicated are based on net assets.

Abbreviations

ABS	Asset-Backed Securities
CIFC	Commercial Industrial Finance Corp.
CLO	Collateralized Loan Obligations
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange

JPMorgan Short Duration Core Plus ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of November 30, 2021. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	The security or a portion of this security is on loan at November 30, 2021. The total value of securities on loan at November 30, 2021 is $220,363.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2021.
(d)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(e)	Amount rounds to less than 0.1% of net assets.
(f)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2021.
(g)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2021.
(h)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.

JPMorgan Short Duration Core Plus ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

(i)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(j)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(k)	The rate shown is the current yield as of November 30, 2021.
(l)	All or a portion of this security is deposited with the broker as initial margin for futures contracts or centrally cleared swaps.
(m)	The rate shown is the effective yield as of November 30, 2021.
‡	Value determined using significant unobservable inputs.

Futures contracts outstanding as of November 30, 2021:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note	65	03/2022	USD	14,209,609	19,561

Short Contracts
U.S. Treasury 5 Year Note	(72)	03/2022	USD	(8,737,875)	(56,285)
U.S. Treasury 10 Year Note	(57)	03/2022	USD	(7,454,531)	(75,823)
U.S. Treasury 10 Year Ultra Note	(25)	03/2022	USD	(3,673,828)	(56,771)

					(188,879)

					(169,318)

Abbreviations

USD	United States Dollar

Centrally Cleared Credit default swap contracts outstanding - sell protection(a) as of November 30, 2021:

Reference Obligation/Index	Financing Rate Paid by the Fund (%)	Payment Frequency	Maturity Date	Implied Credit Spread (%) (b)	Notional Amount (c)	Upfront Payments (Receipts)($) (d)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX.NA.HY.37-V1	5.00	Quarterly	12/20/2026	3.30	USD 1,600,000	148,744	(11,054)	137,690

(a)

The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

JPMorgan Short Duration Core Plus ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

(b)

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(c)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(d)

Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations

CDX	Credit Default Swap Index
USD	United States Dollar

JPMorgan Short Duration Core Plus ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations. Swaps are valued utilizing market quotations from approved Pricing Services.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2021.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

JPMorgan Short Duration Core Plus ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$23,029,706	$5,288,870	$28,318,576
Collateralized Mortgage Obligations	—	5,463,229	143,414	5,606,643
Commercial Mortgage-Backed Securities	—	2,539,957	8,728,884	11,268,841
Corporate Bonds	—	64,561,750	—	64,561,750
Foreign Government Securities	—	2,268,150	—	2,268,150
Mortgage-Backed Securities	—	15,022,443	—	15,022,443
Municipal Bonds	—	146,515	—	146,515
Supranational	—	216,000	—	216,000
U.S. Treasury Obligations	—	31,336,013	—	31,336,013
Short-Term Investments
Investment Companies	15,394,451	—	—	15,394,451
Investment of Cash Collateral from Securities Loaned	227,405	—	—	227,405
U.S. Treasury Obligations	—	472,958	—	472,958

Total Short-Term Investments	15,621,856	472,958	—	16,094,814

Total Investments in Securities	$15,621,856	$145,056,721	$14,161,168	$174,839,745

Appreciation in Other Financial Instruments
Futures Contracts	$19,561	$—	$—	$19,561
Depreciation in Other Financial Instruments
Futures Contracts	(188,879)	—	—	(188,879)
Swaps	—	(11,054)	—	(11,054)

Total Net Appreciation/Depreciation in Other Financial Instruments	$(169,318)	$(11,054)	$—	$(180,372)

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Value at March 1, 2021*	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2021
Investments in Securities:
Asset-Backed Securities	$—	$—	$(48,376)	$(2,363)	$5,513,648	$(174,039)	$—	$—	$5,288,870
Collateralized Mortgage Obligations	—	—	(584)	—	143,998	—	—	—	143,414
Commercial Mortgage-Backed Securities	—	19	(118,738)	(8,172)	8,991,328	(135,553)	—	—	8,728,884

Total	$—	$19	$(167,698)	$(10,535)	$14,648,974	$(309,592)	$—	$—	$14,161,168

*	Commencement of operations was March 1, 2021.
[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2021, which were valued using significant unobservable inputs (level 3) amounted to $(167,698).

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at November 30, 2021	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)(a)
	$4,416,809	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 30.00% (11.13%)
			Yield (Discount Rate of Cash Flows)	1.17% - 2.92% (2.32%)

Asset-Backed Securities	4,416,809

	143,414	Discounted Cash Flow	Constant Prepayment Rate	25.00% (25.00%)
			Yield (Discount Rate of Cash Flows)	2.28% (2.28%)

Collateralized Mortgage Obligations	143,414

	7,867,264	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	1.92% - 4.97% (3.30%)

Commercial Mortgage-Backed Securities	7,867,264

Total	$12,427,487

#

The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At November 30, 2021, the value of these investments was $1,733,681. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended November 30, 2021
Security Description	Value at March 1, 2021(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2021	Shares at November 30, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.07%(b)(c)	$—	$112,909,291	$97,510,537	$(3,371)	$(932)	$15,394,451	15,388,296	$4,965	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(b)(c)	—	601,704	374,299	—	—	227,405	227,405	20	—

Total	$—	$113,510,995	$97,884,836	$(3,371)	$(932)	$15,621,856		$4,985	$—

(a)	Commencement of operations was March 1, 2021.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of November 30, 2021.

C. Derivatives — The Fund used derivative instruments including futures contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.

Notes (1) — (2) below describe the various derivatives used by the Fund.

JPMorgan Short Duration Core Plus ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

(1). Futures Contracts — The Fund used treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open future contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Swaps — The Fund engaged in various swap transactions to manage credit risk within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on swaps. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank.

The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

JPMorgan Short Duration Core Plus ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.